SHARE OPTION PLANS - 2018 Restricted Stock Award Program (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2021 EquityInstruments Y $ / shares shares	Jun. 30, 2020 shares
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares		108,057,967
Par value per share (in dollars per share)		$ 0.0001
Granted (in shares) | EquityInstruments		525,143
Vested (in shares) | EquityInstruments		1,442
Fair value of common shares (in dollars per share)		$ 19.52
Expected term | Y		6
Volatility		31.80%
Risk-free rate		1.20%
Class B ordinary shares [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares			3,139,114
2018 Restricted Stock Awards (RSA) [Member]
Stock Plan [Abstract]
Granted (in shares) | $	2,373,374
Vested (in shares) | $	721,596
Fair value of common shares (in dollars per share)		$ 0.61
Expected term		3.84
Volatility		26.00%
Risk-free rate		2.87%
2018 Restricted Stock Awards (RSA) [Member] | Class B ordinary shares [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares		2,559,323.13
Par value per share (in dollars per share)		$ 0.000111650536
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Stock Plan [Abstract]
Vested term		4 years